SUPPLEMENT DATED NOVEMBER 23, 2016

 FIRST INVESTORS COVERED CALL STRATEGY FUND
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 1, 2016

FIRST INVESTORS LIFE SERIES FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2016

1.
In Part I of the Statement of Additional Information (“SAI”) for the First Investors Covered Call Strategy Fund, in the section “Investment Advisory Services and Fees”,  the subadvisory fee schedule is deleted in its entirety and replaced with the following:

1.
The average daily net assets of the Covered Call Strategy Fund shall be aggregated with the average daily net assets (if any) of the Life Series Covered Call Strategy Fund, a series of First Investors Life Series Funds;

2.	A blended fee shall then be computed on the sum as if the two Funds were combined using the following schedule effective November 17, 2016:
a.	.35% on the first $300 million; and
b.	.30% on all balances above $300 million.
Prior to November 17, 2016 FIMCO would have paid ZCM .25% on all balances above $300 million.
2.
In Part I of the SAI for the First Investors Life Series Funds, in the section “Investment Advisory Services and Fees”, the subadvisory fee schedule for the Life Series Covered Call Strategy Fund is deleted in its entirety and replaced with the following:

1.
The average daily net assets of the Life Series Covered Call Strategy Fund shall be aggregated with the average daily net assets (if any) of the First Investors Covered Call Strategy Fund, a series of First Investors Equity Funds;

2.	A blended fee shall then be computed on the sum as if the two Funds were combined using the following schedule effective November 17, 2016:
a.	.35% on the first $300 million; and
b.	.30% on all balances above $300 million.
Prior to November 17, 2016 FIMCO would have paid ZCM .25% on all balances above $300 million.

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Please retain this Supplement for future reference.

CCLSAI1116